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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 11.7%
35,127		Amcor Ltd.	$255,429	0.4
21,363		AMP Ltd.	80,572	0.1
6,856		ASX Ltd.	196,584	0.3
18,938		Australia & New Zealand Banking Group Ltd.	384,972	0.5
26,528		Bendigo Bank Ltd.	188,067	0.3
35,034		BHP Billiton Ltd.	1,079,929	1.5
17,993		Coca-Cola Amatil Ltd.	225,183	0.3
18,959		Commonwealth Bank of Australia	912,112	1.3
2,934		CSL Ltd.	107,446	0.1
29,806		Fortescue Metals Group Ltd.	133,970	0.2
81,611		Harvey Norman Holdings Ltd.	156,360	0.2
14,346		Iluka Resources Ltd.	186,829	0.3
45,799		Insurance Australia Group	148,339	0.2
28,809		Lend Lease Corp., Ltd.	205,546	0.3
8,988		Macquarie Group Ltd.	235,647	0.3
48,338		Metcash Ltd.	179,824	0.2
28,927		National Australia Bank Ltd.	632,686	0.9
4,186		Newcrest Mining Ltd.	101,382	0.1
23,741		Origin Energy Ltd.	297,715	0.4
22,203		OZ Minerals Ltd.	188,334	0.3
9,757		QBE Insurance Group Ltd.	117,494	0.2
6,613		Rio Tinto Ltd.	366,065	0.5
16,855		Sonic Healthcare Ltd.	200,253	0.3
27,250		Suncorp-Metway Ltd.	205,714	0.3
66,428		TABCORP Holdings Ltd.	187,506	0.3
76,839		Tattersall’s Ltd.	196,036	0.3
4,526		Wesfarmers Ltd.	128,620	0.2
9,746		Westfield Group	86,078	0.1
37,620		Westpac Banking Corp.	742,460	1.0
2,647		Woodside Petroleum Ltd.	82,876	0.1
5,532		Woolworths Ltd.	142,428	0.2
			8,352,456	11.7
		Austria: 0.5%
115,621		Immofinanz Immobilien Anlagen AG	331,074	0.5

		Belgium: 0.8%
5,087		Bekaert SA	133,328	0.2
12,393		Delhaize Group	451,136	0.6
			584,464	0.8
		Brazil: 1.5%
23,432		CPFL Energia SA ADR	569,398	0.8
27,200		Vale SA ADR	498,032	0.7
			1,067,430	1.5
		Canada: 0.9%
9,300		Canadian Imperial Bank of Commerce	646,629	0.9

		China: 8.6%
505,000		Agricultural Bank of China Ltd.	203,360	0.3
293,900		Bank of China Ltd.	112,858	0.2
293,600		Bank of Communications Co., Ltd.	190,122	0.3
64,000		BOC Hong Kong Holdings Ltd.	175,624	0.2
148,000		Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	216,139	0.3
99,000	@	China Communications Construction Co., Ltd.	92,703	0.1
619,380		China Construction Bank	428,475	0.6
37,000		China Life Insurance Co., Ltd.	86,622	0.1
109,500		China Minsheng Banking Corp. Ltd	104,274	0.1
76,000		China Mobile Ltd.	771,371	1.1
162,000		China National Building Material Co., Ltd.	195,579	0.3
252,000		China Petroleum & Chemical Corp.	224,598	0.3
112,000		China Resources Power Holdings Co.	202,261	0.3
51,000		China Shenhua Energy Co., Ltd.	179,008	0.2
80,000		China Yurun Food Group Ltd.	81,656	0.1
269,000		CNOOC Ltd.	485,147	0.7
246,000		Dongyue Group	158,422	0.2
93,000		Great Wall Motor Co. Ltd.	190,041	0.3
120,000		Guangzhou R&F Properties Co., Ltd.	157,531	0.2
19,000		Hengan International Group Co., Ltd.	181,592	0.3
851,000		Industrial and Commercial Bank of China Ltd.	515,978	0.7
35,100		Inner Mongolia Yitai Coal Co.	182,899	0.3
44,000		Jiangxi Copper Co., Ltd.	92,205	0.1
336,000		Lonking Holdings Ltd	103,943	0.1
90,000		PetroChina Co., Ltd.	113,609	0.2
153,500		Shimao Property Holdings Ltd.	204,971	0.3
11,200		Tencent Holdings Ltd.	307,239	0.4
189,000		Want Want China Holdings Ltd.	216,052	0.3
			6,174,279	8.6
		Cyprus: 0.3%
28,905		ProSafe SE	197,297	0.3

		Denmark: 0.4%
12,041		D/S Norden	313,219	0.4

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Finland: 0.9%
23,699		Fortum OYJ	$431,150	0.6
76,348		Nokia OYJ	200,482	0.3
			631,632	0.9
		France: 6.5%
11,394		Alstom	331,956	0.5
12,124		BNP Paribas	388,481	0.5
22,006		Bouygues S.A.	534,439	0.7
26,904		Carrefour S.A.	464,597	0.6
4,341		Cie Generale des Etablissements Michelin	254,500	0.4
35,712		Electricite de France SA	688,622	1.0
6,275		Neopost S.A.	326,372	0.5
7,801		Sanofi-Aventis	531,385	0.7
21,167		Veolia Environnement	243,904	0.3
10,367		Vinci S.A.	416,294	0.6
28,830		Vivendi	466,703	0.7
			4,647,253	6.5
		Germany: 5.7%
3,213		Allianz AG	291,999	0.4
3,891		Bayer AG	246,955	0.3
15,094		Celesio AG	208,733	0.3
8,273		Deutsche Boerse AG	395,869	0.6
42,902		Deutsche Telekom AG	423,277	0.6
24,624		E.ON AG	451,604	0.6
15,735		Metro AG	453,855	0.6
3,343		Muenchener Rueckversicherungs AG	415,781	0.6
28,209		ThyssenKrupp AG	467,824	0.7
6,490		Wacker Chemie AG	445,910	0.6
7,524		Wincor Nixdorf AG	265,634	0.4
			4,067,441	5.7
		Greece: 0.2%
31,135	@	OPAP S.A.	165,820	0.2

		Hong Kong: 3.9%
52,200		AIA Group Ltd.	169,712	0.2
98,000		Cathay Pacific Airways Ltd.	150,957	0.2
13,000		Cheung Kong Holdings Ltd.	149,478	0.2
35,000		Cheung Kong Infrastructure Holdings Ltd.	192,194	0.3
37,000		CLP Holdings Ltd.	301,198	0.4
484,000		Fushan International Energy Group Ltd.	159,666	0.2
39,000		Henderson Land Development Co., Ltd.	196,122	0.3
7,500		Hong Kong Exchanges and Clearing Ltd.	105,584	0.2
21,000		Hutchison Whampoa Ltd.	172,394	0.2
92,000		Li & Fung Ltd.	168,495	0.2
58,000		MTR Corp.	186,837	0.3
101,000		NWS Holdings Ltd.	148,030	0.2
19,000		Sun Hung Kai Properties Ltd.	213,981	0.3
21,500		Swire Pacific Ltd.	231,498	0.3
18,000		Wharf Holdings Ltd.	93,808	0.1
58,000		Wheelock & Co., Ltd.	172,910	0.3
			2,812,864	3.9
		India: 2.5%
36,426		Bharat Heavy Electricals Ltd.	137,013	0.2
23,248		GAIL India Ltd.	132,600	0.2
30,897		HDFC Bank Ltd.	276,652	0.4
22,498		Hindustan Lever Ltd.	171,277	0.2
6,531		Infosys Ltd.	280,023	0.4
38,336		Infrastructure Development Finance Co. Ltd.	85,115	0.1
32,380		Oil & Natural Gas Corp., Ltd.	145,649	0.2
11,758	@	Ranbaxy Laboratories Ltd.	108,138	0.2
6,809		Reliance Industries Ltd.	85,296	0.1
11,650		Reliance Infrastructure Ltd	92,777	0.1
87,014		Sterlite Industries India Ltd.	144,911	0.2
26,618		Tata Motors Ltd.	110,213	0.2
			1,769,664	2.5
		Indonesia: 1.2%
301,000		Bank Rakyat Indonesia	180,093	0.2
459,000		Bank Negara Indonesia Persero Tbk PT	180,016	0.2
817,000		Bumi Resources Tbk PT	123,089	0.2
372,000		Perusahaan Gas Negara PT	145,944	0.2
108,000		Semen Gresik Persero Tbk PT	125,208	0.2
54,500		United Tractors Tbk PT	133,310	0.2
			887,660	1.2
		Italy: 1.5%
13,976		Altantia S.p.A.	173,188	0.3
156,813		Enel S.p.A.	447,245	0.6
341,474	@	Intesa Sanpaolo S.p.A.	426,599	0.6
			1,047,032	1.5
		Macau: 0.2%
48,400		Sands China Ltd.	164,922	0.2

		Malaysia: 0.7%
160,200		AirAsia BHD	177,284	0.3
89,900		Digi.Com BHD	113,167	0.2
55,800		Sime Darby Bhd	170,125	0.2
			460,576	0.7
		Netherlands: 2.2%
43,260		Aegon NV	182,625	0.3
7,321		Corio NV	303,377	0.4
81,323		Koninklijke KPN NV	769,095	1.1
85,221		TNT NV	287,254	0.4
			1,542,351	2.2
		Norway: 0.6%
10,244		Yara International ASA	388,446	0.6

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Philippines: 0.2%
2,435		Philippine Long Distance Telephone Co.	$131,089	0.2

		Portugal: 0.8%
141,639		Energias de Portugal S.A.	294,144	0.4
73,415		Portugal Telecom SGPS S.A.	277,208	0.4
			571,352	0.8
		Singapore: 2.4%
10,000		DBS Group Holdings Ltd.	102,139	0.1
33,600		Keppel Corp., Ltd.	259,383	0.4
27,000		Oversea-Chinese Banking Corp.	174,507	0.3
53,000		SembCorp Industries Ltd.	197,848	0.3
18,000		Singapore Airlines Ltd.	144,796	0.2
110,000		Singapore Telecommunications Ltd.	263,960	0.4
15,000		United Overseas Bank Ltd.	205,096	0.3
51,000		United Overseas Land Ltd.	173,660	0.2
193,000		Yangzijiang Shipbuilding Holdings Ltd.	154,088	0.2
			1,675,477	2.4
		South Korea: 5.7%
11,810		BS Financial Group, Inc.	115,831	0.2
6,170		Hana Financial Group, Inc.	194,231	0.3
6,390	@	Hynix Semiconductor, Inc.	124,869	0.2
9,790		Hyundai Development Co.	194,852	0.3
408		Hyundai Heavy Industries	92,070	0.1
4,740		Hyundai Hysco Co. Ltd.	148,375	0.2
6,570		Hyundai Marine & Fire Insurance Co., Ltd.	163,492	0.2
1,304		Hyundai Mobis	305,418	0.4
1,306		Hyundai Motor Co.	269,506	0.4
986		Hyundai Wia Corp.	145,459	0.2
16,560		Industrial Bank Of Korea	168,118	0.2
4,700		Kia Motors Corp.	318,920	0.4
13,270		KP Chemical Corp.	162,495	0.2
3,800		KT Corp.	89,747	0.1
3,376		KT&G Corp.	224,828	0.3
345		Posco	105,285	0.2
950		Samsung Electronics Co., Ltd.	973,736	1.4
956		SK Corp.	99,075	0.1
828		SK Telecom Co., Ltd.	84,179	0.1
11,680		Woori Finance Holdings Co., Ltd.	108,668	0.2
			4,089,154	5.7
		Spain: 2.4%
39,041		Banco Santander Central Hispano S.A.	207,970	0.3
67,483		Gestevision Telecinco SA	286,128	0.4
13,695		Indra Sistemas S.A.	123,035	0.2
40,436		Repsol YPF S.A.	607,053	0.8
9,197	@	Tecnicas Reunidas SA	331,180	0.5
15,629		Telefonica S.A.	173,971	0.2
			1,729,337	2.4
		Sweden: 1.9%
67,734		Telefonaktiebolaget LM Ericsson	576,639	0.8
34,476		Meda AB	330,518	0.5
32,876		Svenska Cellulosa AB - B Shares	469,309	0.6
			1,376,466	1.9
		Switzerland: 4.3%
23,519	@	Credit Suisse Group	449,520	0.6
28,686	@	Nobel Biocare Holding AG	303,278	0.4
21,849		Novartis AG	1,138,284	1.6
5,158		Roche Holding AG - Genusschein	807,226	1.1
1,962	@	Zurich Financial Services AG	403,295	0.6
			3,101,603	4.3
		Taiwan: 4.8%
11,000		Asustek Computer, Inc.	110,064	0.2
69,400		Cheng Shin Rubber Industry Co. Ltd.	167,246	0.2
87,000		Chicony Electronics Co. Ltd.	165,086	0.2
171,389		Fubon Financial Holding Co., Ltd.	169,727	0.2
44,771		Hon Hai Precision Industry Co., Ltd.	131,004	0.2
15,650		HTC Corp.	224,985	0.3
161,557		Lite-On Technology Corp.	206,585	0.3
31,000		Novatek Microelectronics Corp., Ltd.	91,893	0.1
47,000		Powertech Technology, Inc.	90,965	0.1
79,000		Quanta Computer, Inc.	206,151	0.3
46,000		Radiant Opto-Electronics Corp.	206,847	0.3
509,000	@	Shin Kong Financial Holding Co., Ltd.	140,968	0.2
58,000		Standard Foods Corp.	176,305	0.2
81,000		Synnex Technology International Corp.	180,873	0.3
301,301		Taiwan Semiconductor Manufacturing Co., Ltd.	836,164	1.2
42,000		Tripod Technology Corp.	116,911	0.2
143,044		Wistron Corp.	181,286	0.3
			3,403,060	4.8

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Thailand: 1.7%
36,600		Advanced Info Service PCL	$205,373	0.3
84,800		Charoen Pokphand Foods PCL	100,961	0.1
89,300		CP ALL PCL	95,877	0.1
52,300		Kasikornbank PLC	257,172	0.4
224,500		Krung Thai Bank PCL	105,578	0.1
64,375		PTT Global Chemical PCL	109,547	0.2
24,200		PTT PCL	237,552	0.3
24,200		Siam Commercial Bank PCL	106,496	0.2
			1,218,556	1.7
		Turkey: 0.7%
27,278		Tupras Turkiye Petrol Rafine	507,846	0.7

		United Kingdom: 14.9%
16,338		AstraZeneca PLC	659,970	0.9
149,527		Barclays PLC	410,242	0.6
16,721		BHP Billiton PLC	438,168	0.6
159,858		BP PLC	971,769	1.4
32,150		Britvic PLC	164,622	0.2
50,791		Capita Group PLC	484,640	0.7
14,776		Carnival PLC	476,304	0.7
108,858		Centrica PLC	519,986	0.7
17,501		Eurasian Natural Resources Corp.	114,463	0.2
32,784		GlaxoSmithKline PLC	726,457	1.0
221,157		Hays PLC	248,370	0.3
135,298		HSBC Holdings PLC	1,067,192	1.5
82,492		ICAP PLC	434,271	0.6
67,505		Inmarsat PLC	447,601	0.6
148,725		Invensys PLC	504,506	0.7
45,435		Land Securities Group PLC	497,863	0.7
172,870		Logica PLC	297,398	0.4
53,382		Marks & Spencer Group PLC	273,619	0.4
72,160		Playtech Ltd.	387,574	0.5
66,615		Reed Elsevier PLC	492,416	0.7
252,569		Royal & Sun Alliance Insurance Group	385,954	0.5
55,179		Segro PLC	181,773	0.3
53,382		Tesco PLC	249,126	0.4
27,545		UBM PLC	227,786	0.3
			10,662,070	14.9
		United States: 6.0%
6,800		Chevron Corp.	668,508	1.0
12,900		Honeywell International, Inc.	718,014	1.0
10,100		Kimberly-Clark Corp.	801,435	1.1
8,800		Philip Morris International, Inc.	743,688	1.1
21,700		Pitney Bowes, Inc.	295,988	0.4
15,891		Southern Copper Corp.	452,099	0.6
15,687		Teekay LNG Partners L.P.	585,282	0.8
			4,265,014	6.0
		Total Common Stock
		(Cost $82,175,338)	68,983,533	96.6
EXCHANGE-TRADED FUNDS: 0.6%
6,817		iShares MSCI All Country Asia ex Japan Index Fund	345,690	0.5
5,334		iShares MSCI Australia Index Fund	110,734	0.1

		Total Exchange-Traded Funds
		(Cost $526,041)	456,424	0.6
RIGHTS: 0.0%
		Spain: 0.0%
15,618	@	Telefonica SA	4,538	0.0

		Total Rights
		(Cost $–)	4,538	0.0

		Total Investments in Securities (Cost $82,701,379)	$69,444,495	97.2
		Assets in Excess of Other Liabilities	2,001,759	2.8
		Net Assets	$71,446,254	100.0

@	Non-income producing security
ADR	American Depositary Receipt

	Cost for federal income tax purposes is $83,020,436.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,196,948
	Gross Unrealized Depreciation	(16,772,889)
	Net Unrealized Depreciation	$(13,575,941)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.4%
Consumer Staples	7.1
Energy	8.5
Financials	25.8
Health Care	7.4
Industrials	9.8
Information Technology	9.5
Materials	10.2
Rights	0.0
Telecommunications	6.0
Utilities	6.5
Assets in Excess of Other Liabilities	2.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$8,352,456	$—	$8,352,456
Austria	—	331,074	—	331,074
Belgium	—	584,464	—	584,464
Brazil	1,067,430	—	—	1,067,430
Canada	646,629	—	—	646,629
China	—	6,174,279	—	6,174,279
Cyprus	—	197,297	—	197,297
Denmark	—	313,219	—	313,219
Finland	—	631,632	—	631,632
France	—	4,647,253	—	4,647,253
Germany	—	4,067,441	—	4,067,441
Greece	—	165,820	—	165,820
Hong Kong	—	2,812,864	—	2,812,864
India	—	1,769,664	—	1,769,664
Indonesia	—	887,660	—	887,660
Italy	—	1,047,032	—	1,047,032
Macau	—	164,922	—	164,922
Malaysia	—	460,576	—	460,576
Netherlands	—	1,542,351	—	1,542,351
Norway	—	388,446	—	388,446
Philippines	—	131,089	—	131,089
Portugal	—	571,352	—	571,352
Singapore	—	1,675,477	—	1,675,477
South Korea	224,828	3,864,326	—	4,089,154
Spain	—	1,729,337	—	1,729,337
Sweden	—	1,376,466	—	1,376,466
Switzerland	—	3,101,603	—	3,101,603
Taiwan	—	3,403,060	—	3,403,060
Thailand	—	1,218,556	—	1,218,556
Turkey	—	507,846	—	507,846
United Kingdom	387,574	10,274,496	—	10,662,070
United States	4,265,014	—	—	4,265,014
Total Common Stock	6,591,475	62,392,058	—	68,983,533
Exchange-Traded Funds	456,424	—	—	456,424
Rights	4,538	—	—	4,538
Total Investments, at value	$7,052,437	$62,392,058	$—	$69,444,495
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(27,443)	$—	$(27,443)
Total Liabilities	$—	$(27,443)	$—	$(27,443)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

ING International High Dividend Equity Income Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Deutsche Bank AG	Call on S&P/ASX 200 Index	4,300.490	AUD	06/07/12	$65,573	$(348)
2,300	Morgan Stanley	Call on EURO STOXX 50® Index	2,226.400	EUR	06/07/12	186,844	(11,288)
1,000	Morgan Stanley	Call on FTSE 100 Index	5,531.020	GBP	06/07/12	174,032	(9,673)
1,200	Morgan Stanley	Call on Hang Seng Index	19,738.230	HKD	06/07/12	63,755	(1,076)
12,100,000	Royal Bank of Scotland Group PLC	Call on Korea Stock Exchange KOSPI 200 Index	256.450	KRW	06/07/12	44,637	(480)
7,600	Royal Bank of Scotland Group PLC	Call on Taiwan Stock Exchange Weighted Index	7,486.250	TWD	06/07/12	28,120	(4,578)
			Total Written OTC Options			$562,961	$(27,443)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012